Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accrued expenses
Operating expenses	$ 2,928	$ 3,629
Interest expenses	4,969	4,936
EU ETS current liability	$ 4,075
Environmental Loss Contingency, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued expenses
Other expenses	$ 6,455	2,900
Total accrued expenses	$ 18,427	$ 11,465